UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jason Hadler
Professionally Managed Portfolios
c/o U.S. Bank Global Fund Services
777 E. Wisconsin Ave.
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 516-1523
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: December 31, 2023

Item 1. Report to Stockholders.

(a)

Retail Class  (WAGNX)
Institutional Class  (WGNIX)

SEMI-ANNUAL REPORT
December 31, 2023

Pabrai Wagons Fund

Table of Contents

Shareholder Letter	2

Sector Allocation	5

Schedule of Investments	6

Statement of Assets and Liabilities	8

Statement of Operations	9

Statements of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	14

Approval of Investment Advisory Agreement	23

Expense Examples	25

Statement Regarding Liquidity Risk Management Program	27

Additional Information	28

Privacy Notice	29

Pabrai Wagons Fund

Semi-Annual Letter to Shareholders	January 2024

Dear Partners:

The Pabrai Wagons Fund (Retail: WAGNX; Institutional: WGNIX) completed its first full quarter on December 31, 2023. We are off to a good start. WAGNX was up 7.71% and WGNIX was up 7.78% for the quarter, vs. the S&P 500, which was up an even more impressive 11.68%. It is very unlikely that the Fund or the S&P 500 can sustain these types of numbers in the future. For reference, the S&P 500 has averaged 11.2% per year (inclusive of reinvested dividends) over the last 50 years. From inception on September 29, 2023 through January 12, 2024, WAGNX was up 7.31% and WGNIX was up 7.40%, vs. the S&P 500, which has delivered 11.76%. Our mission is to beat the S&P 500 over the long-run.

The Fund seeks to invest in durable, growing businesses with robust reinvestment engines and an aligned, high integrity team. We seek businesses that we would be comfortable owning for a very long time. And we want to acquire these businesses when they are being offered at meaningful discounts to their underlying intrinsic value. From time to time, the Fund will also invest in special situations, like merger arbitrage opportunities, where we believe the odds of success weigh heavily in our favor.

Our principal focus in the first three months was to deploy the Fund’s capital in the highest conviction investments that we believe will deliver the best returns. To this end, we have been very pleased with the portfolio that we’ve put together. At 12/31/23, the Fund was invested in a collection of 20 exceptional businesses in the United States, Turkey, Canada, and Europe. Our holdings as of December 31, 2023 were:

#	Name	Country	Percentage of Net Assets
1	Coca-Cola Icecek AS	Turkey	10.0%
2	Anadolu Efes Biracilik Ve Malt Sanayii AS	Turkey	9.7%
3	Consol Energy Inc	USA	9.2%
4	Alpha Metallurgical Resources Inc	USA	8.5%
5	TAV Havalimanlari Holding AS	Turkey	7.7%
6	Warrior Met Coal Inc	USA	4.4%
7	Arch Resources Inc	USA	4.1%
8	Microsoft Corp	USA	3.3%
9	Constellation Software Inc	Canada	3.3%
10	Spirit Airlines Inc	USA	3.3%
11	Brookfield Corp	Canada	3.3%
12	Brembo SpA	Italy	3.3%
13	Asbury Automotive Group Inc	USA	3.3%
14	Amazon.com Inc	USA	3.2%
15	AutoNation Inc	USA	3.2%
16	First Citizens BancShares Inc/NC	USA	3.2%
17	PayPal Holdings Inc	USA	3.2%
18	Topicus.com Inc	Netherlands	3.2%
19	Tiny Ltd	Canada	3.1%
20	eBay Inc	USA	0.8%
	Available Cash	Available Cash	6.8%
	Total		100.0%

Pabrai Wagons Fund

The Fund’s investments reflect 4 core allocations, which account for 76% of the portfolio:

1.
Turkish workhorses, like Coca-Cola Icecek (a global coke bottler based in Turkey that operates in 11 countries), Anadolu Efes (Turkey’s biggest beer brand), and TAV Havalimanlari Holdings (a Turkish airport operator that operates airports in 8 countries).

2.	U.S. Coal, which includes thermal and metallurgical coal plays like Consol Energy, Alpha Metallurgical Resources, Warrior Met Coal, and Arch Resources.

3.	U.S. Car Dealerships, including Asbury Automotive and AutoNation.

4.	North America/Europe Tech, including Microsoft, Amazon, Constellation Software, Topicus and Tiny.

A common theme among the businesses in all 4 groups is the exceptionally high quality of their underlying franchises. In addition, the first 3 buckets (Turkey, Coal, Car Dealerships) represent corners of the market that are deeply out of favor. The unloved status of these industries has resulted in their businesses being seriously mispriced by the market. We love the unloved and are excited to “circle the wagons” around these 3 buckets.

I am excited about the Pabrai Wagons Fund’s future. Our investment philosophy is rooted in the belief that exceptional investment performance is usually the product of only a few great investments held for a very long time; the trick is to not only find the great investments, but also not sell them. Reminiscent of the defensive maneuver of American pioneers in the 1800s, the Fund will “circle the wagons” around its highest conviction holdings, which we believe will have the highest potential for investment returns. I hope we are smart enough to hold on to the businesses in our portfolio today for a very long time.

Thanks for your continued interest, referrals and support. Feel free to call (+1.512.999.7110) or email us (info@wagonsfund.com) with any queries or comments.

Warm regards,

Mohnish Pabrai
Portfolio Manager
Pabrai Wagons Fund

Pabrai Wagons Fund

In our continuing desire to communicate with our fellow shareholders, we invite you to a conference call scheduled for Thursday, March 14, 2024, at 4:00 PM Eastern Time.

On the call, we will discuss our outlook, provide some more detail about our investments, and answer questions you may have. Please submit any questions in advance by email to questions@wagonsfund.com by Monday, March 11, 2024. We look forward to our chat on March 14, 2024.

Pabrai Wagons Fund Conference Call Information

Date:	March 14, 2024
Time:	4:00 PM Eastern Time
Domestic Dial In:	1-(800)-717-1738
Conference Pin:	55066

Opinions expressed are those of Dhandho Funds, LLC, and are subject to change, are not guaranteed, and should not be considered recommendations to buy or sell any security. Mutual fund investing involves risk. Principal loss is possible. The Fund is non-diversified, meaning it may concentrate its assets in fewer individual holdings than a diversified fund. Therefore, the Fund is more exposed to individual stock volatility than a diversified fund. The Fund invests in small and medium-capitalization companies, which involve additional risks such as limited liquidity and greater volatility than larger capitalization companies. To the extent that the Fund holds large positions in cash or cash equivalents, there is a risk of lower returns and potential lost opportunities to participate in market appreciation.

Must be preceded or accompanied by a current prospectus.

The S&P 500® Index is an index of 500 large-capitalization companies selected by Standard & Poor’s Financial Services LLC. One cannot invest directly in an index.

Fund holdings are subject to change and are not recommendations to buy or sell any security.

The Pabrai Wagons Fund is distributed by Quasar Distributors, LLC

Past performance does not guarantee future results.

Pabrai Wagons Fund

SECTOR ALLOCATION at December 31, 2023 (Unaudited)

Sector	Percent of Net Assets

Beverages	20.0%
Metals & Mining	17.2
Software	12.9
Oil, Gas & Consumable Fuels	9.4
Transportation Infrastructure	7.8
Specialty Retail	6.6
Cash[1]	5.6
Broadline Retail	4.1
Automobile Components	3.3
Banks	3.3
Capital Markets	3.3
Passenger Airlines	3.3
Financial Services	3.2
100.0%
1  Represents cash, short-term securities and other assets in excess of liabilities.

Country	Portfolio Value	Percent of Net Assets

Canada	$268,703	9.7%
Italy	91,254	3.3%
Netherlands	88,832	3.2%
Turkey	770,634	27.8%
United States	1,511,604	54.5%
Other Assets in Excess of Liabilities	41,935	1.5%
	$2,772,962	100.0%

Pabrai Wagons Fund

SCHEDULE OF INVESTMENTS at December 31, 2023 (Unaudited)

Shares		Value

COMMON STOCKS: 94.4%

Automobile Components: 3.3%
7,447	Brembo SpA – Italy	$91,254

Banks: 3.3%
64	First Citizens
	BancShares, Inc. –
	United States	90,814

Beverages: 20.0%
58,608	Anadolu Efes Biracilik
	Ve Malt Sanayii AS –
	Turkey	273,462
15,716	Coca-Cola Icecek AS –
	Turkey	280,255
		553,717

Broadline Retail: 4.1%
599	Amazon.com, Inc. –
	United States [1]	91,012
544	eBay, Inc. –
	United States	23,729
		114,741

Capital Markets: 3.3%
2,283	Brookfield Corp. –
	Canada	91,594

Financial Services: 3.2%
1,456	PayPal Holdings, Inc. –
	United States [1]	89,413

Metals & Mining: 17.2%
707	Alpha Metallurgical
	Resources, Inc. –
	United States	239,616
690	Arch Resources, Inc. –
	United States	114,499
2,037	Warrior Met Coal, Inc. –
	United States	124,196
		478,311

Oil, Gas & Consumable Fuels: 9.4%
2,582	CONSOL Energy, Inc. –
	United States	259,569

Passenger Airlines: 3.3%
5,597	Spirit Airlines, Inc. –
	United States	91,735

Software: 12.9%
1	Constellation Software
	Inc. – Canada	2,484
36	Constellation Software
	Inc. – Canada [1]	89,257
245	Microsoft Corp. –
	United States	92,130
51,184	Tiny Ltd. – Canada [1]	85,368
5	Topicus.com, Inc. –
	Netherlands [1]	336
1,314	Topicus.com, Inc. –
	Netherlands [1]	88,496
		358,071

Specialty Retail: 6.6%
406	Asbury Automotive
	Group, Inc. –
	United States [1]	91,338
606	AutoNation, Inc. –
	United States [1]	91,009
		182,347

Transportation Infrastructure: 7.8%
59,463	TAV Havalimanlari
	Holding AS – Turkey [1]	216,917
TOTAL COMMON STOCKS
(Cost $2,513,636)		2,618,483

The accompanying notes are an integral part of these financial statements.

Pabrai Wagons Fund

SCHEDULE OF INVESTMENTS at December 31, 2023 (Unaudited)

Shares	Value

SHORT-TERM INVESTMENTS: 4.1%

Money Market Funds: 4.1%
112,544	First American Treasury
Obligations Fund –
Class X – United
States, 5.288% [2]	$112,544
Total Money Market Funds: 4.1%	112,544

TOTAL SHORT-TERM INVESTMENTS
(Cost $112,544)	112,544

TOTAL INVESTMENTS
IN SECURITIES: 98.5%
(Cost $2,626,180)	2,731,027
Other Assets in Excess
of Liabilities: 1.5%	41,935
TOTAL NET ASSETS: 100.0%	$2,772,962

[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by the Pabrai Wagons Fund’s (the “Fund”) administrator, U.S. Bancorp Fund Services, LLC.

The accompanying notes are an integral part of these financial statements.

Pabrai Wagons Fund

STATEMENT OF ASSETS AND LIABILITIES at December 31, 2023 (Unaudited)

ASSETS
Investments in securities, at value
(cost $2,626,180)	$2,731,027
Cash	2,005
Receivables:
Dividends and interest	960
Fund shares sold	132,397
Receivable for investments sold	5,155
Due from adviser, net	27,965
Prepaid expenses	1,866
Total assets	2,901,375

LIABILITIES
Payables:
Investment securities purchased	40,556
Administration fees	24,394
Custody fees	11,787
Fund accounting fees	7,532
Audit fees	8,068
Distribution fees	314
Transfer agent fees	10,042
Chief Compliance Officer fees	3,766
Trustee fees	4,110
Other accrued expenses	17,844
Total liabilities	128,413
NET ASSETS	$2,772,962

COMPONENTS OF NET ASSETS
Paid-in capital	$2,639,174
Total distributable (accumulated) earnings (losses)	133,788
Net assets	$2,772,962

RETAIL CLASS
Net assets	$1,403,041
Shares of beneficial interest issued and outstanding
(unlimited number of shares authorized without par value)	130,241
Net asset value, offering price, and redemption price per share	$10.77

INSTITUTIONAL CLASS
Net assets	$1,369,921
Shares of beneficial interest issued and outstanding
(unlimited number of shares authorized without par value)	127,082
Net asset value, offering price, and redemption price per share	$10.78

The accompanying notes are an integral part of these financial statements.

Pabrai Wagons Fund

STATEMENT OF OPERATIONS For the Period Ended December 31, 2023 (Unaudited)

INCOME
Dividend income
(net of foreign withholding tax and issuance fees of $11)	$2,384
Interest	1,768
Total investment income	4,152

EXPENSES
Investment advisory fees	2,478
Distribution fees – Retail Class	314
Administration fees	19,394
Transfer agent fees	10,042
Custody fees	8,787
Fund accounting fees	7,532
Registration fees	10,165
Miscellaneous expenses	11,792
Reports to shareholders	1,366
Audit fees	8,068
Trustees fees	5,022
Chief Compliance Officer fees	3,766
Legal fees	2,193
Service fees	275
Insurance expenses	1,394
Total expenses	92,588
Less: fees waived and expenses absorbed	(88,859)
Net expenses	3,729
Net investment income (loss)	423

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on investments and foreign currency transactions	30,741
Net change in unrealized appreciation/depreciation on:
Investments	104,847
Translation of other assets and liabilities in foreign currency	(7)
Net realized and unrealized gain (loss) on
investments and foreign currency transactions	135,581
Net increase (decrease) in net assets resulting from operations	$136,004

The accompanying notes are an integral part of these financial statements.

Pabrai Wagons Fund

STATEMENTS OF CHANGES IN NET ASSETS

Period Ended
December 31, 2023
(Unaudited)
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
Net investment income (loss)	$423
Net realized gain (loss) on investments and foreign currency transactions	30,741
Net change in unrealized appreciation/depreciation on investments
and translation of other assets and liabilities in foreign currency	104,840
Net increase (decrease) in net assets resulting from operations	136,004

DISTRIBUTIONS TO SHAREHOLDERS
Net distributions to shareholders – Retail Class	(1,006)
Net distributions to shareholders – Institutional Class	(1,210)
Total distributions to shareholders	(2,216)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from
net change in outstanding shares – Retail Class [1]	1,342,852
Net increase (decrease) in net assets derived from
net change in outstanding shares – Institutional Class [2]	1,296,322
Total increase (decrease) in net assets from capital share transactions	2,639,174
Total increase (decrease) in net assets	2,772,962

NET ASSETS
Beginning of period/year	—
End of period/year	$2,772,962

The accompanying notes are an integral part of these financial statements.

Pabrai Wagons Fund

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

[1]	Summary of capital share transactions for Retail Class shares is as follows:

		Period Ended
		December 31, 2023
		(Unaudited)
	Retail Class:	Shares	Amount
	Shares sold	130,366	$1,344,087
	Shares issued in reinvestment of distributions	95	994
	Shares redeemed	(220)	(2,229)
	Net increase (decrease)	130,241	$1,342,852

[2]	Summary of capital share transactions for Institutional Class shares is as follows:

		Period Ended
		December 31, 2023
		(Unaudited)
	Institutional Class:	Shares	Amount
	Shares sold	170,834	$1,750,000
	Shares issued in reinvestment of distributions	115	1,210
	Shares redeemed	(43,867)	(454,888)
	Net increase (decrease)	127,082	$1,296,322

The accompanying notes are an integral part of these financial statements.

Pabrai Wagons Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

RETAIL CLASS

Period Ended
December 31, 2023
(Unaudited)
Net asset value, beginning of period/year	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.00 [3]
Net realized and unrealized gain (loss) on investments	0.78
Total from investment operations	0.78

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.01)
Distributions from net realized gain	—
Total distributions	(0.01)
Net asset value, end of period/year	$10.77
Total return	7.82%[2]

SUPPLEMENTAL DATA:
Net assets, end of period/year (000’s omitted)	$1.4
Portfolio turnover rate	34%[2]

RATIOS:
Ratios to average net assets:
Expenses before fees waived	1.49%[3]
Expenses after fees waived	(31.15)%[3]
Net investment income (loss)	(0.08)%[3]

[1]	Calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.
[4]	Does not round to $0.01 or $(0.01), as applicable.

The accompanying notes are an integral part of these financial statements.

Pabrai Wagons Fund

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period/year

INSTITUTIONAL CLASS

Period Ended
December 31, 2023
(Unaudited)
Net asset value, beginning of year	$10.00

INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment income (loss)[1]	0.01
Net realized and unrealized gain (loss) on investments	0.78
Total from investment operations	0.79

LESS DISTRIBUTIONS:
Distributions from net investment income	(0.01)
Distributions from net realized gain	—
Total distributions	(0.01)
Net asset value, end of period/year	$10.78
Total return	7.94%[2]

SUPPLEMENTAL DATA:
Net assets, end of period/year (000’s omitted)	$1.4
Portfolio turnover rate	34%[2]

RATIOS:
Ratios to average net assets:
Expenses before fees waived	1.23%[3]
Expenses after fees waived	32.14%[3]
Net investment income (loss)	0.35%[3]

[1]	Calculated using the average shares outstanding method.
[2]	Not annualized.
[3]	Annualized.

The accompanying notes are an integral part of these financial statements.

Pabrai Wagons Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2023 (Unaudited)

NOTE 1 – ORGANIZATION
The Pabrai Wagons Fund (the “Fund”) is a non-diversified series of shares of beneficial interest of Professionally Managed Portfolios (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 “Financial Services— Investment Companies.” The Fund commenced operations on September 29, 2023.

The Fund offers Retail and Institutional Class shares. The Retail and Institutional Classes commenced operations on September 29, 2023. Each class of shares has equal rights as to earnings and assets except that Retail Class shares bear distribution expenses and each class of shares bears its own shareholder servicing fees. Each class of shares has exclusive voting rights with respect to matters that affect just that class. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The investment objective of the Fund is to seek to achieve long-term capital appreciation.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.
Security Valuation. All equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), that are traded on U.S. or foreign national securities exchanges are valued either at the last reported sale price on the exchange on which the security is principally traded or the exchange’s official closing price, if applicable. If, on a particular day, an exchange-traded security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities, which may include REITs, BDCs, and MLPs, that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.

Pabrai Wagons Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

Debt securities are valued by using the evaluated mean price supplied by an approved independent pricing service. The independent pricing service may use various valuation methodologies including, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. These models generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings and general market conditions.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

Pursuant to Rule 2a-5 under the 1940 Act, the Board has adopted a Valuation Policy designating Dhandho Funds, LLC (the “Adviser”) as the Funds’ Valuation Designee. Under Rule 2a-5, the Valuation Designee shall determine the fair value of securities for which readily available market quotes are not available in accordance with procedures approved by the Board.

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability; and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the

Pabrai Wagons Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurements fall in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2023. See the Schedule of Investments for an industry breakout.

Description	Level 1	Level 2	Level 3	Total
Common Stocks
Automobile Components	$91,254	$—	$—	$91,254
Banks	90,814	—	—	90,814
Beverages	553,717	—	—	553,717
Broadline Retail	114,741	—	—	114,741
Capital Markets	91,594	—	—	91,594
Financial Services	89,413	—	—	89,413
Metals & Mining	478,311	—	—	478,311
Oil, Gas & Consumable Fuels	259,569	—	—	259,569
Passenger Airlines	91,735	—	—	91,735
Software	358,071	—	—	358,071
Specialty Retail	182,347	—	—	182,347
Transportation Infrastructure	216,917	—	—	216,917
Total Common Stocks	2,618,483	—	—	2,618,483
Short-Term Investments	112,544	—	—	112,544
Total Investments
in Securities	$2,731,027	$—	$—	$2,731,027

B.
Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

Pabrai Wagons Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments. The Fund does not isolate net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Such fluctuations are included with the net realized gain or loss from investments. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.
Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

Net capital losses incurred after October 31, and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As the Fund has not completed its first fiscal period, there are no applicable amounts to disclose.

As of December 31, 2023, the Fund did not have any tax positions that did not meet the “more likely than not” threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdictions as U.S. Federal and the Commonwealth of Massachusetts. As of December 31, 2023, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially.

Pabrai Wagons Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

D.
Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex- dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

E.
Distributions to Shareholders. Distributions to shareholders from net investment income and net realized gains on securities for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. Withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. The Fund records a reclaim receivable based on, among other things, a jurisdiction’s legal obligation to pay reclaims as well as payment history and market convention.

F.
Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

G.
Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent.  The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s NAV per share.  The Fund charges a 1.00% redemption fee on shares held less than 90 days. This fee is deducted from the redemption proceeds otherwise payable to the shareholder.  The Fund retains the fee charged as paid-in capital and such fees become part of the Fund’s daily NAV calculation.

Pabrai Wagons Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

H.
Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

I.
Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board approved liquidity risk management program (the “program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of net assets. An illiquid investment is any investment that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment.

J.
Recently Issued Accounting Pronouncements. In June 2022, the FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. Management is currently evaluating the impact of these amendments on the financial statements.

In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require the Fund to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

Pabrai Wagons Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS
Dhandho Funds LLC, (the “Advisor”) provides the Fund with investment management services under an Investment Advisory Agreement (the “Advisory Agreement”). Under the Advisory Agreement, the Advisor furnishes all investment advice, office space, and certain administrative services, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 0.90% of the average daily net assets of the Fund. The investment advisory fees incurred by the Fund for the period ended December 31, 2023, are disclosed in the Statement of Operations. The investment advisory fees incurred are paid monthly to the Advisor, net of any monthly waiver or reimbursement discussed below.

The Advisor has contractually agreed to reduce fees and/or pay Fund expenses in order to limit the annual ratio of expenses for shares of the Fund to 1.14% of the Fund’s average daily net assets (the “Expense Cap”), excluding distribution expenses, shareholder servicing fees, and any other class-specific expenses. The current Expense Cap for the Fund is in place indefinitely, and may be terminated at any time, and without payment of any penalty, by the Board, on behalf of the Fund, upon 60 days’ written notice to the Advisor. The Advisor is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three years. The Fund must pay its current ordinary operating expenses before the Advisor is entitled to any reimbursements of fees and/or expenses. Any such reimbursement is subject to the Board’s review and approval. This reimbursement may be requested by the Advisor if the aggregate amount actually paid by the Fund toward operating expenses for such period (taking into account any reimbursement) does not exceed the lesser of the Expense Cap in place at the time of waiver or at the time of reimbursement. The amount of fees waived and expenses absorbed by the advisor during the period ended December 31, 2023, is disclosed in the Statements of Operations. Any amount due from the Adviser is paid monthly to the Fund, if applicable.

As of December 31, 2023, the remaining cumulative amount the Adviser may be reimbursed is $88,859, as shown in the following table. The Adviser may recapture a portion of the above no later than the dates as stated.

Year of Expiration	Amount
December 31, 2027	$88,859

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s administrator, fund

Pabrai Wagons Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

accountant, and transfer agent. In those capacities, Fund Services maintains the Fund’s books and records, calculates the Fund’s NAV, prepares various federal and state regulatory filings, coordinates the payment of the Fund’s expenses, reviews expense accruals, and prepares materials supplied to the Board. The officers of the Trust and the Chief Compliance Officer are also employees of Fund Services. Fees paid by the Fund to Fund Services for these services for the period ended December 31, 2023, are disclosed in the Statement of Operations.

Quasar Distributors, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares. U.S. Bank N.A. serves as custodian to the Fund.  U.S. Bank N.A. is an affiliate of Fund Services.

The Fund has adopted a Distribution Plan in accordance with Rule 12b-1 under the 1940 Act on behalf of the Retail Class shares and a Shareholder Servicing Plan on behalf of the Retail and Institutional Class shares. The Distribution Plan provides that the Fund may pay an annual fee to the Distributor of up to 0.25% of the average daily net assets of Retail Class shares. These fees may be used by the Distributor to provide compensation for sales support, distribution activities, or shareholder servicing activities. No distribution fees are paid by Institutional Class shares. Under the Shareholder Servicing Plan, the Retail and Institutional Classes are authorized to pay an annual shareholder servicing fee of up to 0.10% and 0.10% of each class’s average daily net assets, respectively. This fee is used to finance certain activities related to servicing and maintaining shareholder accounts.  For the period ended December 31, 2023, the distribution fees and shareholder servicing fees incurred by the Fund are disclosed in the Statement of Operations.

NOTE 4 – PURCHASES AND SALES OF SECURITIES
For the period ended December 31, 2023, the cost of purchases and the proceeds from the sale or maturity of securities, other than short-term investments, were $2,996,369 and $514,354, respectively.

There were no purchases, sales, or maturities of long-term U.S. Government securities for the period ended December 31, 2023.

Pabrai Wagons Fund

NOTES TO FINANCIAL STATEMENTS December 31, 2023 (Unaudited) (Continued)

NOTE 5 – DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the period ended December 31, 2023 (estimated) for the Fund was as follows:

2023
Ordinary Income	$2,216

Pabrai Wagons Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At a meeting held on August 17, 2023, the Board (which is comprised of five persons, all of whom are Independent Trustees as defined under the Investment Company Act) considered the initial approval of an Investment Advisory Agreement (the “Advisory Agreement”) for the Pabrai Wagons Fund (the “Fund”), a new series of Professionally Managed Portfolios with Dhandho Funds LLC (the “Adviser”). At this meeting, the Board received and reviewed substantial information regarding the Fund, the Adviser and the services to be provided by the Adviser to the Fund under the Advisory Agreement. This information formed the primary (but not exclusive) basis for the Board’s determinations. Below is a summary of the factors considered by the Board and the conclusions that formed the basis for the Board’s initial approval of the Advisory Agreement:

1.
Nature, Extent and Quality of Services Provided to the Fund. The Trustees considered the nature, extent and quality of the Adviser’s overall services to be provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of the portfolio managers, as well as the responsibilities of other key personnel of the Adviser that would be involved in the day-to-day activities of the Fund. The Board also considered the resources and compliance structure of the Adviser, including information regarding its compliance program, its chief compliance officer and the Adviser’s compliance record, as well as the Adviser’s cybersecurity program, business continuity plan, and risk management process. The Board concluded that the Adviser had the quality and depth of personnel, resources, investment processes and compliance policies and procedures essential to performing its duties under the Advisory Agreement and that they were satisfied with the nature, overall quality and extent of such management services.

2.
Investment Performance of Dhandho and the Fund. As the Fund was newly created, the Board was unable to review the performance of the Fund. However, the Board did consider the performance history of a private fund with a similar strategy.

3.
Costs of Services and Profits to be Realized by Dhandho. In considering the advisory fee and total fees and expenses of the Fund, the Board reviewed comparisons to the peer funds, as well as all expense waivers and reimbursements. The Trustees noted that the Adviser had contractually agreed to maintain certain annual expense ratios for the Fund.

Pabrai Wagons Fund

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

For the Fund, the Board noted that the proposed advisory fee was 0.90% which was above the category peer group median. The Board also noted that the net expense ratio the Adviser had contractually agreed to maintain was 1.14% (before acquired fund fees and expenses, class level expenses, brokerage commissions, etc.) which was above its category peer group median.  The Board also took into account its discussion with the Adviser regarding how the investment strategy of the Fund is different from those of the peer group.

4.
Extent of Economies of Scale as the Fund Grows. The Board also considered that economies of scale could be expected to be realized by the Adviser as the assets of the Fund grows. The Board noted that the Adviser has contractually agreed to reduce its advisory fees or reimburse expenses so that each Fund does not exceed its specified expense limitation. The Board concluded that there were no effective economies of scale to be shared with the Fund at current asset levels, as it had yet to commence operations, but would revisit this issue in the future as circumstances changed and asset levels increased.

5.
Benefits Derived from the Relationship with the Fund. The Trustees discussed the likely overall profitability of the Adviser from managing the new Fund. In assessing possible profitability, the Trustees reviewed the Adviser’s financial information and took into account both the likely direct and indirect benefits to the Adviser from advising the Fund. The Trustees concluded that the Adviser’s profit from managing the Fund would likely not be excessive and, after review of relevant financial information, the Adviser would have adequate capitalization and/or would maintain adequate profit levels to support the Fund.

No single factor was determinative of the Board’s decision to approve the Advisory Agreement, but rather the Board based its determination on the total combination of information available to them. Based on a consideration of all the factors in their totality, the Board determined that the advisory arrangements with the Adviser, including the Fund’s advisory fee, were fair and reasonable. The Board therefore determined that the continuance of the Advisory Agreement would be in the best interest of the Fund and its shareholders.

Pabrai Wagons Fund

EXPENSE EXAMPLES For the Period Ended December 31, 2023 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including investment advisory fees, distribution and/or service fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.  The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 29, 2023 – December 31, 2023).

Actual Expenses

The “Actual” lines of the following table provide information about actual account values based on actual returns and actual expenses. Although the Fund charges no sales loads, you will be assessed fees for outgoing wire transfers, returned checks, and stop payment orders at prevailing rates charged by Fund Services, the Fund’s transfer agent.  If you request that a redemption be made by wire transfer, a $15.00 fee is currently charged by Fund Services.  You will be charged a redemption fee equal to 1% of the net amount of the redemption if you redeem your shares less than 30 days after you purchase them.  An Individual Retirement Account will be charged an annual maintenance fee.  To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund.  Actual expenses of the underlying funds may vary.  These expenses are not included in the following examples.  The following examples include, but are not limited to, investment advisory fees, shareholder servicing fees, distribution fees, fund accounting fees, fund administration fees, custody fees, and transfer agent fees.  However, the following examples do not include portfolio trading commissions and related expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the actual line under the heading titled, “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines of the following table provide information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to

Pabrai Wagons Fund

EXPENSE EXAMPLES For the Period Ended December 31, 2023 (Unaudited) (Continued)

compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as redemption fees. Therefore, each hypothetical line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During the Period
	9/29/2023	12/31/2023	9/29/2023 – 12/31/2023
Retail Class Actual	$1,000.00	$1,078.20	$3.98[1]
Hypothetical (5% return
before expenses)	1,000.00	1,021.31	3.87[2]
Institutional Class Actual	1,000.00	1,079.40	3.31[1]
Hypothetical (5% return
before expenses)	1,000.00	1,021.95	3.22[2]

[1]
The actual expenses are equal to the Pabrai Wagons Fund annualized net expense ratio of 1.49% for the Retail Class and 1.24% for the Institutional Class (fee waivers in effect for both classes), multiplied by the average account value over the period, multiplied by 94/365 (to reflect the period from September 29, 2023 to December 31, 2023, the commencement of operations date to the end of the period).

[2]
Hypothetical expenses are equal to the annualized expense ratio for the most recent six-month period of 1.49% (fee waivers in effect) for the Retail Class, and 1.24% for the Institutional Class, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pabrai Wagons Fund

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

The Fund has adopted a liquidity risk management program (the “program”). The Board has designated the Adviser’s Chief Compliance Officer (“Adviser CCO”) to serve as the administrator of the program. The Adviser CCO conducts the day-to-day operation of the program pursuant to policies and procedures administered by the Adviser.

Under the program, the Adviser CCO manages the Fund’s liquidity risk, which is the risk that the Fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the Fund. This risk is managed by monitoring the degree of liquidity of the Fund’s investments, limiting the amount of the Fund’s illiquid investments, and utilizing various risk management tools and facilities available to the Fund for meeting shareholder redemptions, among other means. The Adviser CCO’s process of determining the degree of liquidity of the Funds’ investments is supported by one or more third-party liquidity assessment vendors.

The Board reviewed a report prepared by the Adviser CCO regarding the operation and effectiveness of the program for the period January 1, 2023 through December 31, 2023. No significant liquidity events impacting the Fund were noted in the report. In addition, the Adviser CCO provided its assessment that the program had been effective in managing the Fund’s liquidity risk.

Pabrai Wagons Fund

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (877) 777-6944 or by accessing the Fund’s website at www.wagonsfund.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s quarterly holdings for the most recent period end can be obtained by accessing the Fund’s website at www.wagonsfund.com. The Fund files their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s Form N-PORT may also be obtained by calling (877) 777-6944.

INFORMATION ABOUT HOUSEHOLDING (Unaudited)

Each year, you are automatically sent an updated prospectus as well as annual and semi-annual reports for the Fund, if applicable. To reduce expenses, the Fund may mail only one copy of their prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund’s transfer agent at (877) 777-6944 (or contact your financial institution). We will begin sending you individual copies thirty days after receiving your request.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (877) 777-6944. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.wagonsfund.com.

Pabrai Wagons Fund

PRIVACY NOTICE (Unaudited)

The Fund collects non-public personal information about you from the following sources:

•	Information we receive about you on applications or other forms,

•	Information you give us verbally, and/or

•	Information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities. We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Fund. We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibilities. All shareholder records will be disposed of in accordance with applicable law. We maintain physical, electronic, and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

Investment Advisor
DHANDHO FUNDS, LLC
4407 Bee Cave Road, Suite 513
West Lake Hills, TX 78746-6496

Distributor
QUASAR DISTRIBUTORS, LLC
3 Canal Plaza, Suite 100
Portland, ME 04101

Custodian
U.S. BANK N.A.
Custody Operations
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212

Transfer Agent, Fund Accountant, and Fund Administrator
U.S. BANCORP FUND SERVICES, LLC
615 East Michigan Street
Milwaukee, WI 53202

Independent Registered Public Accounting Firm
TAIT, WELLER & BAKER LLP
Two Liberty Place
50 South 16th Street, Suite 2900
Philadelphia, PA 19102-2529

Legal Counsel
SULLIVAN & WORCESTER LLP
1633 Broadway, 32nd Floor
New York, NY 10019

Pabrai Wagons Fund
	Ticker	CUSIP
Retail Class	WAGNX	74316P629
Institutional Class	WGNIX	74316P611

(b)  Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to open-end investment companies.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.
(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed‑End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has adopted a nominating committee charter that contains the procedures by which shareholders may recommend nominees to the registrant’s board of trustees. There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable for semi-annual reports.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c‑1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant.  There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certification pursuant to Section 906 of the Sarbanes‑Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)       /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    March 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)       /s/Jason Hadler
Jason Hadler, President/Principal Executive Officer

Date    March 7, 2024

By (Signature and Title)       /s/Craig Benton
Craig Benton, Treasurer/Principal Financial Officer

Date    March 7, 2024

* Print the name and title of each signing officer under his or her signature.